Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	May 03, 2013
Document Creation Date	dei_DocumentCreationDate	May 02, 2013